Retirement Plan (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service cost	$ 0	$ 0	$ 0
Interest cost	50	33	29
Expected return on plan assets	(48)	(44)	(43)
Net amortization	69	36	27
Net periodic pension cost	$ 71	$ 25	$ 13